Details of Significant Accounts - Other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Employee bonus	$ 4,038	$ 3,766
Payroll	2,130	1,934
Remuneration to directors and supervisors	53
Promotional fees	1,039	851
Professional service fees	1,371	1,358
Sales VAT payables	175	225
Post and telecommunications expenses	173	178
Others	329	394
Total other payables	$ 9,308	$ 8,706